 NARRAGANSETT INSURED TAX-FREE INCOME FUND
Supplement to the Prospectuses dated October 31, 2009

The material under the caption “What is the Fund’s investment strategy?” is supplemented as follows:

    As a fundamental policy, 80% of the Fund’s assets will always be invested in Rhode Island Obligations which are insured. While it is a goal of the Fund, which may not be achieved, that 100% of the Fund’s assets will be invested in insured Rhode Island Obligations, as the Fund’s prospectus indicates, the Fund may invest in Rhode Island Obligations that are not insured if the Board of Trustees determines that there is an inadequate supply of Rhode Island Obligations with appropriate insurance.  Based upon input from the Sub-Adviser, the Board of Trustees determined on March 24, 2010 that an inadequate supply of Rhode Island Obligations with appropriate insurance then existed.  Accordingly, as the Sub-Adviser deems necessary and appropriate, the Fund may invest up to 20% of its assets in uninsured Obligations.

The date of this supplement is April 6, 2010

NARRAGANSETT INSURED TAX-FREE INCOME FUND
Supplement to the Statement of Additional Information
dated October 31, 2009

The material under the caption “Insurance Feature” is supplemented as follows:

    As a fundamental policy, 80% of the Fund’s assets will always be invested in Rhode Island Obligations which are insured. While it is a goal of the Fund, which may not be achieved, that 100% of the Fund’s assets will be invested in insured Rhode Island Obligations, as the Fund’s prospectus indicates, the Fund may invest in Rhode Island Obligations that are not insured if the Board of Trustees determines that there is an inadequate supply of Rhode Island Obligations with appropriate insurance.  Based upon input from the Sub-Adviser, the Board of Trustees determined on March 24, 2010 that an inadequate supply of Rhode Island Obligations with appropriate insurance then existed.  Accordingly, as the Sub-Adviser deems necessary and appropriate, the Fund may invest up to 20% of its assets in uninsured Obligations.

The date of this supplement is April 6, 2010